Quarterly Holdings Report
for
Fidelity® Mid-Cap Stock K6 Fund
January 31, 2022
MCS-K6-NPRT3-0422
1.9893888.102
Common Stocks - 97.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.0%
Entertainment - 0.8%
Endeavor Group Holdings, Inc. (a)	116,200	3,645,194
Endeavor Group Holdings, Inc. Class A (b)	40,374	1,266,532
		4,911,726
Media - 2.2%
Interpublic Group of Companies, Inc.	182,835	6,497,956
Liberty Media Corp. Liberty Media Class A (a)	11,931	653,819
Omnicom Group, Inc.	74,177	5,589,979
		12,741,754
TOTAL COMMUNICATION SERVICES		17,653,480
CONSUMER DISCRETIONARY - 10.8%
Auto Components - 0.3%
Magna International, Inc. Class A (sub. vtg.)	19,412	1,563,925
Automobiles - 0.3%
Aston Martin Lagonda Global Holdings PLC (a)(c)	100,061	1,624,131
Hotels, Restaurants & Leisure - 3.1%
Caesars Entertainment, Inc. (a)	35,570	2,708,300
Churchill Downs, Inc.	21,217	4,461,935
Elior SA (a)(c)	225,814	1,362,138
MGM Resorts International	73,818	3,153,505
Wyndham Hotels & Resorts, Inc.	82,937	6,962,561
		18,648,439
Household Durables - 3.2%
D.R. Horton, Inc.	64,679	5,770,660
Lennar Corp. Class A	30,113	2,894,160
Mohawk Industries, Inc. (a)	19,127	3,019,579
NVR, Inc. (a)	1,452	7,735,123
		19,419,522
Internet & Direct Marketing Retail - 0.7%
Coupang, Inc. Class A (a)(d)	157,810	3,285,604
Farfetch Ltd. Class A (a)	30,230	656,293
		3,941,897
Leisure Products - 0.1%
Peloton Interactive, Inc. Class A (a)(d)	30,446	832,089
Specialty Retail - 0.9%
Best Buy Co., Inc.	20,532	2,038,417
National Vision Holdings, Inc. (a)(d)	32,835	1,342,295
Ross Stores, Inc.	18,989	1,856,175
		5,236,887
Textiles, Apparel & Luxury Goods - 2.2%
Brunello Cucinelli SpA (a)	104,752	6,083,277
PVH Corp.	30,901	2,935,904
Tapestry, Inc.	103,209	3,916,782
		12,935,963
TOTAL CONSUMER DISCRETIONARY		64,202,853
CONSUMER STAPLES - 3.1%
Food & Staples Retailing - 1.3%
BJ's Wholesale Club Holdings, Inc. (a)	88,603	5,446,426
Grocery Outlet Holding Corp. (a)(d)	94,787	2,405,694
		7,852,120
Food Products - 1.8%
Bunge Ltd.	33,474	3,309,240
Greencore Group PLC (a)	1,979,878	3,311,501
Lamb Weston Holdings, Inc.	39,459	2,533,662
Nomad Foods Ltd. (a)	55,553	1,433,267
		10,587,670
TOTAL CONSUMER STAPLES		18,439,790
ENERGY - 8.3%
Energy Equipment & Services - 0.3%
Noble Finance Co. (c)	67	1,654
Oceaneering International, Inc. (a)	145,126	1,890,992
		1,892,646
Oil, Gas & Consumable Fuels - 8.0%
Canadian Natural Resources Ltd.	112,857	5,740,734
Cheniere Energy, Inc.	74,971	8,389,255
Energy Transfer LP	562,355	5,381,737
EQT Corp.	383,618	8,151,883
Golar LNG Ltd. (a)	148,532	2,131,434
Harbour Energy PLC (a)	412,753	2,014,073
Hess Corp.	91,481	8,442,781
Imperial Oil Ltd.	131,857	5,395,022
Range Resources Corp. (a)	111,966	2,155,346
		47,802,265
TOTAL ENERGY		49,694,911
FINANCIALS - 19.9%
Banks - 7.6%
BOK Financial Corp.	60,946	6,250,012
Comerica, Inc.	66,216	6,143,520
First Horizon National Corp.	514,649	8,805,644
Huntington Bancshares, Inc.	377,222	5,680,963
M&T Bank Corp.	37,469	6,346,499
UMB Financial Corp.	45,890	4,517,871
Wintrust Financial Corp.	79,169	7,764,104
		45,508,613
Capital Markets - 2.0%
Cboe Global Markets, Inc.	16,001	1,896,599
Lazard Ltd. Class A	62,761	2,738,890
Raymond James Financial, Inc.	32,299	3,419,495
Sixth Street Specialty Lending, Inc.	149,072	3,556,858
		11,611,842
Diversified Financial Services - 1.0%
Equitable Holdings, Inc.	57,338	1,928,850
TPG Partners LLC (d)	87,094	2,923,746
WeWork, Inc. (a)	145,994	1,084,735
		5,937,331
Insurance - 8.2%
American Financial Group, Inc.	68,925	8,979,549
American International Group, Inc.	79,779	4,607,237
Arch Capital Group Ltd. (a)	194,862	9,026,008
Assurant, Inc.	18,100	2,760,431
Beazley PLC (a)	326,162	2,165,458
First American Financial Corp.	75,710	5,641,152
Hartford Financial Services Group, Inc.	54,401	3,909,800
Hiscox Ltd.	210,041	2,760,858
RenaissanceRe Holdings Ltd.	38,932	6,118,942
The Travelers Companies, Inc.	19,286	3,204,947
		49,174,382
Thrifts & Mortgage Finance - 1.1%
Radian Group, Inc.	303,179	6,788,178
TOTAL FINANCIALS		119,020,346
HEALTH CARE - 6.8%
Health Care Equipment & Supplies - 1.5%
Butterfly Network, Inc. (b)	35,568	206,294
Butterfly Network, Inc. Class A (a)(d)	607,640	3,524,312
Hologic, Inc. (a)	73,651	5,173,246
		8,903,852
Health Care Providers & Services - 4.2%
Centene Corp. (a)	84,110	6,540,394
Guardant Health, Inc. (a)	21,501	1,495,395
LifeStance Health Group, Inc.	131,238	1,001,346
Molina Healthcare, Inc. (a)	37,906	11,010,934
Oak Street Health, Inc. (a)(d)	85,098	1,479,003
Universal Health Services, Inc. Class B	24,973	3,247,988
		24,775,060
Life Sciences Tools & Services - 0.2%
10X Genomics, Inc. (a)	6,823	656,850
Bruker Corp.	11,078	737,795
		1,394,645
Pharmaceuticals - 0.9%
Recordati SpA	37,680	2,110,852
UCB SA	16,280	1,619,946
Viatris, Inc.	128,235	1,919,678
		5,650,476
TOTAL HEALTH CARE		40,724,033
INDUSTRIALS - 17.5%
Aerospace & Defense - 0.9%
BWX Technologies, Inc.	37,295	1,660,000
Huntington Ingalls Industries, Inc.	18,745	3,509,064
		5,169,064
Air Freight & Logistics - 0.7%
GXO Logistics, Inc. (a)	50,807	4,126,036
Building Products - 2.6%
Builders FirstSource, Inc. (a)	105,822	7,194,838
Fortune Brands Home & Security, Inc.	25,831	2,432,505
Jeld-Wen Holding, Inc. (a)	49,316	1,163,858
Owens Corning	54,807	4,861,381
		15,652,582
Commercial Services & Supplies - 1.0%
CoreCivic, Inc. (a)	146,755	1,483,693
GFL Environmental, Inc.	51,838	1,702,989
Stericycle, Inc. (a)(d)	49,780	2,924,077
		6,110,759
Construction & Engineering - 1.2%
AECOM	106,068	7,332,481
Electrical Equipment - 2.6%
Acuity Brands, Inc.	26,794	5,131,855
Regal Rexnord Corp.	35,581	5,638,877
Sensata Technologies, Inc. PLC (a)	53,610	3,075,070
Vertiv Holdings Co.	71,688	1,495,412
		15,341,214
Industrial Conglomerates - 0.4%
Melrose Industries PLC	1,192,517	2,429,178
Machinery - 4.4%
Allison Transmission Holdings, Inc.	63,344	2,406,439
Donaldson Co., Inc.	95,822	5,333,453
Fortive Corp.	51,961	3,665,329
Kornit Digital Ltd. (a)	15,351	1,612,776
Oshkosh Corp.	43,811	4,986,130
Otis Worldwide Corp.	22,402	1,913,803
PACCAR, Inc.	29,254	2,720,329
Woodward, Inc.	34,146	3,765,279
		26,403,538
Marine - 0.1%
Goodbulk Ltd. (a)(e)	70,500	502,930
Professional Services - 1.1%
Clarivate Analytics PLC (a)	51,259	843,723
Leidos Holdings, Inc.	33,973	3,038,885
Science Applications International Corp.	32,625	2,676,229
		6,558,837
Road & Rail - 1.8%
Hertz Global Holdings, Inc.	51,812	997,899
Knight-Swift Transportation Holdings, Inc. Class A	109,713	6,207,562
XPO Logistics, Inc. (a)	49,751	3,292,024
		10,497,485
Trading Companies & Distributors - 0.7%
Beacon Roofing Supply, Inc. (a)	82,149	4,507,516
TOTAL INDUSTRIALS		104,631,620
INFORMATION TECHNOLOGY - 7.9%
Communications Equipment - 1.2%
Ericsson (B Shares)	265,466	3,314,636
Lumentum Holdings, Inc. (a)	37,600	3,815,648
		7,130,284
Electronic Equipment & Components - 1.7%
Arrow Electronics, Inc. (a)	34,979	4,337,396
Fabrinet (a)	33,080	3,743,333
Keysight Technologies, Inc. (a)	10,648	1,797,595
		9,878,324
IT Services - 3.4%
Akamai Technologies, Inc. (a)	27,822	3,187,010
Concentrix Corp.	15,560	3,127,404
Euronet Worldwide, Inc. (a)	26,036	3,485,960
Verra Mobility Corp. (a)	170,634	2,702,843
WNS Holdings Ltd. sponsored ADR (a)	95,415	8,030,126
		20,533,343
Semiconductors & Semiconductor Equipment - 0.5%
SiTime Corp. (a)	13,856	3,229,695
Software - 1.1%
Aspen Technology, Inc. (a)	29,013	4,356,592
Black Knight, Inc. (a)	25,065	1,869,849
		6,226,441
TOTAL INFORMATION TECHNOLOGY		46,998,087
MATERIALS - 7.0%
Chemicals - 2.1%
CF Industries Holdings, Inc.	39,901	2,747,982
LG Chemical Ltd.	4,766	2,554,515
Nutrien Ltd.	35,570	2,484,290
Olin Corp.	99,767	5,055,194
		12,841,981
Containers & Packaging - 1.1%
Avery Dennison Corp.	12,219	2,510,027
O-I Glass, Inc. (a)	303,190	4,035,459
		6,545,486
Metals & Mining - 3.8%
Commercial Metals Co.	105,518	3,528,522
Franco-Nevada Corp.	25,996	3,437,161
Freeport-McMoRan, Inc.	92,717	3,450,927
Lundin Mining Corp.	413,852	3,447,817
Newcrest Mining Ltd.	95,127	1,475,550
Novagold Resources, Inc. (a)	300,793	1,982,965
Steel Dynamics, Inc.	93,350	5,182,792
		22,505,734
TOTAL MATERIALS		41,893,201
REAL ESTATE - 8.3%
Equity Real Estate Investment Trusts (REITs) - 7.4%
Apartment Income (REIT) Corp.	64,593	3,411,802
Cousins Properties, Inc.	93,265	3,596,298
Equity Residential (SBI)	43,503	3,860,021
Gaming & Leisure Properties	99,047	4,474,943
Healthcare Realty Trust, Inc.	122,134	3,788,597
Healthcare Trust of America, Inc.	120,953	3,937,020
National Retail Properties, Inc.	102,636	4,554,986
Orion Office (REIT), Inc. (a)	5,994	99,740
Realty Income Corp.	63,044	4,375,884
Spirit Realty Capital, Inc.	85,282	4,047,484
Tanger Factory Outlet Centers, Inc.	107,024	1,820,478
VICI Properties, Inc.	154,569	4,423,765
Welltower, Inc.	19,067	1,651,774
		44,042,792
Real Estate Management & Development - 0.9%
Jones Lang LaSalle, Inc. (a)	22,124	5,548,478
TOTAL REAL ESTATE		49,591,270
UTILITIES - 5.2%
Electric Utilities - 3.2%
Alliant Energy Corp.	90,093	5,392,967
FirstEnergy Corp.	80,486	3,377,193
IDACORP, Inc.	40,739	4,490,253
OGE Energy Corp.	152,431	5,780,184
		19,040,597
Gas Utilities - 0.6%
Atmos Energy Corp.	34,312	3,678,933
Independent Power and Renewable Electricity Producers - 0.9%
The AES Corp.	114,000	2,528,520
Vistra Corp.	124,007	2,704,593
		5,233,113
Multi-Utilities - 0.5%
NiSource, Inc.	95,942	2,799,588
TOTAL UTILITIES		30,752,231
TOTAL COMMON STOCKS (Cost $527,064,497)		583,601,822

Preferred Stocks - 1.0%
	Shares	Value ($)
Convertible Preferred Stocks - 0.4%
CONSUMER STAPLES - 0.2%
Food Products - 0.2%
Bowery Farming, Inc. Series C1 (b)(e)	19,457	1,172,271

HEALTH CARE - 0.2%
Biotechnology - 0.2%
National Resilience, Inc. Series B (a)(b)(e)	15,539	944,771

TOTAL CONVERTIBLE PREFERRED STOCKS		2,117,042
Nonconvertible Preferred Stocks - 0.6%
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.6%
Porsche Automobil Holding SE (Germany)	40,633	3,805,239

TOTAL PREFERRED STOCKS (Cost $4,669,938)		5,922,281

Money Market Funds - 3.7%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (f)	8,015,553	8,017,156
Fidelity Securities Lending Cash Central Fund 0.08% (f)(g)	14,224,387	14,225,809
TOTAL MONEY MARKET FUNDS (Cost $22,242,965)		22,242,965

TOTAL INVESTMENT IN SECURITIES - 102.5% (Cost $553,977,400)	611,767,068
NET OTHER ASSETS (LIABILITIES) - (2.5)%	(15,099,533)
NET ASSETS - 100.0%	596,667,535

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,589,868 or 0.6% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,987,923 or 0.5% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bowery Farming, Inc. Series C1	5/18/21	1,172,271
Butterfly Network, Inc.	2/12/21	355,680
Endeavor Group Holdings, Inc. Class A	3/29/21	968,976
National Resilience, Inc. Series B	12/01/20	212,263

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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